Closed Block - Closed Block of Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Future policy benefits	$ 1,607	$ 1,581
Other policy claims and benefits	25	12
Dividends payable to policyholders	96	94
Other liabilities	23	10
Total liabilities	1,751	1,697
Assets
Trading securities	1,380	1,316
Mortgage loans, net of allowances	44	48
Policy loans	183	181
Total investments	1,607	1,545
Cash and cash equivalents	23	45
Accrued investment income	27	18
Reinsurance recoverable	29	22
Other assets	1	3
Total assets	1,687	1,633
Maximum future earnings to be recognized from AmerUs Closed Block	$ 64	$ 64